North Square Investments Trust

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

VIA EDGAR

April 30, 2024

United States Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE: North Square Investments Trust

File Nos. 333-226989/811-23373

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of North Square Investments Trust (the “Trust”), as certification that the Prospectus and Statement of Additional Information for the Fort Pitt Capital Total Return Fund, a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 35 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 26, 2024 (Accession No. 0001580642-24-002310).

Please contact the undersigned at (513) 577-1693 if you have any questions concerning this filing.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary